Convertible Redeemable Preferred Shares (Tables)	12 Months Ended
Jun. 30, 2025
Convertible Redeemable Preferred Shares [Abstract]
Schedule of Convertible Redeemable Preferred Shares

The following table summarized the roll-forward of the carrying amount of the convertible redeemable preferred shares for the years ended June 30, 2025, 2024 and 2023:

Mezzanine Equity	Series Angel Convertible Redeemable Preferred Shares	Series Pre-A Convertible Redeemable Preferred Shares	Series A Convertible Redeemable Preferred Shares	Total
Balance as of June 30, 2022	$3,863,036	$8,432,242	$-	$12,295,278
Conversion of convertible debt to Series A Convertible Redeemable Preferred Shares	-	-	716,947	716,947
Proceeds from Series Pre-A Convertible Redeemable Preferred Shares	-	77,634	-	77,634
Issuance of convertible redeemable preferred shares	-	-	5,293,498	5,293,498
Receivable of Series A convertible redeemable preferred shares	-	-	(1,612,125)	(1,612,125)
Accretion to redemption value of convertible redeemable preferred shares	-	-	3,177,059	3,177,059
Issuance costs	-	-	(105,371)	(105,371)
Foreign exchange adjustment	(294,710)	$(649,217)	$(251,302)	(1,195,229)
Balance as of June 30, 2023	$3,568,326	$7,860,659	$7,218,706	$18,647,691
Proceeds from Series A Convertible Redeemable Preferred Shares	-	-	889,816	889,816
Foreign exchange adjustment	(7,808)	$(17,198)	$(32,509)	(57,515)
Balance as of June 30, 2024	$3,560,518	$7,843,461	$8,076,013	$19,479,992
Conversion into ordinary shares of the Company upon consummation of the Business Combination	(3,607,730)	(7,947,463)	(8,183,098)	(19,738,291)
Foreign exchange adjustment	47,212	$104,002	$107,085	258,299
Balance as of June 30, 2025	$-	$-	$-	$-